Equity - (Details 2) - BRL (R$)	1 Months Ended
	Dec. 31, 2025	May 30, 2025	Nov. 30, 2024
Repurchase program abstract [Abstract]
Maximum amount of repurchase approved	R$ 2,000,000,000	R$ 2,000,000,000	R$ 2,000,000,000
Amounts actually repurchased under the program	R$ 0	R$ 1,946,049,000	R$ 1,662,291